UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2005

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    IQ Investment Advisers, LLC
Address: 4 World Financial Center
         New York, New York 100080


13F File Number: 028-11165


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeffrey Hiller
Title: Chief Compliance Officer
Phone: 609-282-1271

Signature, Place and Date of Signing:




/s/ Jeffrey Hiller     New York, New York     February 7, 2006


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-00791          Merrill Lynch Investment Managers, L.P.
     028-11405		Nuveen Investments Inc.
    028-2701          Allianz Global Investors of America, L.P.